Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000203110
Shareholder Report [Line Items]
Fund Name	DWS CROCI Equity Dividend Fund
Class Name	Class A
Trading Symbol	KDHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI Equity Dividend Fund ("the Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.02%

Gross expense ratio as of the latest prospectus: 1.02%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%
AssetsNet	$ 868,706,440
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,678,452
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	868,706,440
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	2,678,452

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000203111
Shareholder Report [Line Items]
Fund Name	DWS CROCI Equity Dividend Fund
Class Name	Class C
Trading Symbol	KDHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI Equity Dividend Fund ("the Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.81%

Gross expense ratio as of the latest prospectus: 1.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.81%
AssetsNet	$ 868,706,440
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,678,452
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	868,706,440
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	2,678,452

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000203114
Shareholder Report [Line Items]
Fund Name	DWS CROCI Equity Dividend Fund
Class Name	Class S
Trading Symbol	KDHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI Equity Dividend Fund ("the Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$42	0.80%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 868,706,440
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,678,452
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	868,706,440
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	2,678,452

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000203116
Shareholder Report [Line Items]
Fund Name	DWS CROCI Equity Dividend Fund
Class Name	Institutional Class
Trading Symbol	KDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI Equity Dividend Fund ("the Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.76%

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 868,706,440
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,678,452
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	868,706,440
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	2,678,452

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%